Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Deferred tax assets:
Deferred Tax Assets Depreciation	$ 1,001	$ 3,894
Tax over book inventory	3,457	9,836
Accrued liabilities	12,220	11,041
Pawn service charges receivable	3,775	3,552
Stock compensation	0	2,838
Net operating loss carry-forward on foreign operations	1,425	1,273
Total deferred tax assets	21,878	32,434
Deferred tax liabilities:
Tax over book amortization	6,605	5,122
Foreign income and dividends	2,932	2,163
Stock compensation	194
Prepaid expenses	928	608
Total deferred tax liabilities	10,659	7,893
Net deferred tax asset	11,219	24,541
Valuation allowance	(1,425)	(1,273)
Net deferred tax asset	$ 9,794	$ 23,268